Energy Services Fund Investment Objectives and Goals - Investor Class and Class H [Member] - Energy Services Fund	Aug. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Energy Services Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Energy Services Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production (“Energy Services Companies”).